3. Accounts Receivable	6 Months Ended
Mar. 31, 2013
Notes
3. Accounts Receivable	3. Accounts Receivable Accounts receivable consist of the following:
March 31, 2013
Due from customers	$1,185,575
Less allowance for bad debts	(2,878)
Accounts receivable - trade	$1,182,697